Financial Instruments - Summary of Significant Exchange Rates Applied (Detail) - $ / ₨	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Foreign Exchange Rates [Abstract]
Average exchange rate per unit	0.0135	0.0141
Reporting date rate per unit	0.0136	0.0134